Defined Benefit Liabilities (Assets) - Changes in Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Current service cost	₩ 171,197	₩ 143,725	₩ 125,526
Interest cost	3,968	3,997	2,170
Retirement benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	926,302	679,625
Current service cost	171,197	143,725
Interest cost	23,685	23,131
Remeasurement
- Demographic assumption	19,344	(1,929)
- Financial assumption	56,265	30,519
- Adjustment based on experience	14,363	16,085
Benefit paid	(84,098)	(63,957)
Business combinations	3,653	104,251
Others	6,076	(5,148)
Ending balance	₩ 1,136,787	₩ 926,302	₩ 679,625